Other Payables, Accruals and Advance Receipts (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018
Other Payables, Accruals and Advance Receipts
Accrued salaries and benefits	$ 6,056	$ 8,715
Accrued research and development expenses	37,219	28,883
Accrued selling and marketing expenses	4,756	4,675
Accrued administrative and other general expenses	9,897	6,181
Deferred government incentives	384	1,817
Deposits (note)	1,899	1,230
Dividend payable to non-controlling shareholder of subsidiary (Note 16(iv))	1,282	1,282
Others	2,667	3,544
Total other payables, accruals and advance receipts	$ 64,160	$ 56,327